Note 11 - Deposits (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deposit Liabilities Reclassified as Loans Receivable	$ 476,182	$ 475,161
Interest-bearing Domestic Deposit, Brokered	80,535,032	46,328,995
Time Deposits, at or Above FDIC Insurance Limit	$ 53,881,417	$ 38,919,469